Statements Of Financial Condition (USD $)	Nov. 22, 2011
ProShares Managed Futures Strategy [Member]
Assets
Cash	$ 200
Offering Costs (Note 4)	90,800
Total assets	91,000
Liabilities
Payable for offering costs	90,800
Total liabilities	90,800
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	91,000
ProShares Commodity Managed Futures Strategy [Member]
Assets
Cash	200
Offering Costs (Note 4)	62,100
Total assets	62,300
Liabilities
Payable for offering costs	62,100
Total liabilities	62,100
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	62,300
ProShares Financial Managed Futures Strategy [Member]
Assets
Cash	200
Offering Costs (Note 4)	62,100
Total assets	62,300
Liabilities
Payable for offering costs	62,100
Total liabilities	62,100
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	$ 62,300